Income Taxes (Components of Income Before Income Taxes and Current and Deferred Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Income before income taxes	¥ 195,740	¥ 362,892	¥ 353,884
Income taxes:
Current	62,669	107,999	115,627
Deferred	(6,446)	(11,849)	(17,603)
Income taxes	56,223	96,150	98,024
Domestic Country
Income Taxes [Line Items]
Income before income taxes	107,329	241,474	276,149
Income taxes:
Current	39,483	75,556	80,225
Deferred	(4,199)	(6,552)	(7,453)
Income taxes	35,284	69,004	72,772
Foreign Country
Income Taxes [Line Items]
Income before income taxes	88,411	121,418	77,735
Income taxes:
Current	23,186	32,443	35,402
Deferred	(2,247)	(5,297)	(10,150)
Income taxes	¥ 20,939	¥ 27,146	¥ 25,252